Shareholders' Equity - Schedule of Stock Option and RSU and DSU Transactions (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares
Schedule of Stock Option and RSU Transactions [Abstract]
Number of Options, Outstanding, Beginning		50,000
Weighted Average Exercise Price, Outstanding, Beginning (in Dollars per share) | $ / shares		$ 17.72
Amortized Value of options, Outstanding, Beginning		$ 416
Number of Units, Outstanding, Beginning (in Shares) | shares	837,301	697,726
Amortized Value, Outstanding, Beginning
Stock-based Compensation, Outstanding, Beginning
Number of Options, Granted
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares
Amortized Value of options, Granted
Number of Units, Granted (in Shares) | shares	235,500	370,920
Amortized Value, Granted	$ 20	$ 134
Stock-based Compensation, Granted	$ 20	$ 134
Number of Options, Exercised option or vested RSU		(50,000)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share) | $ / shares		$ 17.72
Amortized Value of options, Exercised option or vested RSU
Number of RSUs, Exercised option or vested RSU (in Shares) | shares		(151,638)
Amortized Value of RSUs, Exercised option or vested RSU
Stock-based Compensation, Exercised option or vested RSU
Number of Options, Vested RSU and DSU
Weighted Average Exercise Price, Options Vested RSU and DSU (in Dollars per share) | $ / shares
Amortized Value of options, Vested RSU and DSU
Number of Units, Options Vested RSU and DSU (in Shares) | shares	(92,173)
Amortized Value, Vested RSUs and DSUs
Stock-based Compensation, Vested RSUs and DSUs
Number of Options, Expired/forfeited RSUs
Weighted Average Exercise Price, Expired/forfeited RSUs (in Dollars per share) | $ / shares
Amortized Value of options, Expired/forfeited RSUs
Number of Units, Expired/forfeited RSUs (in Shares) | shares	(8,832)	(79,707)
Amortized Value, Expired/forfeited RSUs	$ (53)	$ (84)
Stock-based Compensation, Expired/forfeited RSUs	$ (53)	$ (84)
Number of Options, Amortized value of RSUs and DSUs (in Shares) | shares
Weighted Average Exercise Price, Amortized value of RSUs and DSUs (in Dollars per share) | $ / shares
Amortized Value of options, Amortized value of RSUs and DSUs
Number of Units, Amortized value of RSUs and DSUs | shares
Number of Units, Amortized value of RSUs and DSUs	$ 4,751	$ 3,630
Stock-based Compensation, Amortized value of RSUs and DSUs	$ 4,751	$ 3,630
Number of Options, Outstanding, Ending
Weighted Average Exercise Price, Outstanding, Ending (in Dollars per share) | $ / shares
Amortized Value of options, Outstanding, Ending
Number of Units, Outstanding, Ending (in Shares) | shares	971,796	837,301
Amortized Value, Outstanding, Ending	$ 4,718	$ 3,680
Stock-based Compensation, Outstanding, Ending	$ 4,718	$ 3,680
Number of Options, Exercisable